UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1743

The Spectra Funds
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

ITEM 1.  Schedule of Investments.

Schedules of Investments

THE SPECTRA FUNDS

SPECTRA FUND

Schedule of Investments (Unaudited)

July 31, 2008

	SHARES	VALUE
COMMON STOCK-89.4%

AEROSPACE & DEFENSE-7.8%
BE Aerospace Inc.*	159,000	$4,083,121
General Dynamics Corp.	90,000	8,022,600
Lockheed Martin Corp.	73,100	7,626,523
		19,732,244
AIR FREIGHT & LOGISTICS-.5%
United Parcel Service Inc., Cl. B	20,200	1,274,216

APPAREL ACCESSORIES & LUXURY GOODS-1.6%
Gildan Activewear Inc.*	162,350	4,096,091

APPLICATION SOFTWARE-2.2%
Intuit Inc.*	69,300	1,893,969
Net 1 UEPS Technologies Inc.*	47,300	1,115,334
Solera Holdings Inc.*	85,400	2,475,746
		5,485,049
ASSET MANAGEMENT & CUSTODY BANKS-.8%
Affiliated Managers Group Inc.*	13,000	1,123,200
AllianceBernstein Holding LP	18,100	940,295
		2,063,495
BIOTECHNOLOGY-4.4%
Celgene Corp.*	23,119	1,745,253
Cephalon Inc.*	29,800	2,180,168
Genentech Inc.*	44,800	4,267,200
Gilead Sciences Inc.*	24,400	1,317,112
United Therapeutics Corp.*	14,900	1,689,511
		11,199,244
BROADCASTING & CABLE TV-.5%
Comcast Corp., Cl. A	59,500	1,222,130

CASINOS & GAMING-.9%
Bally Technologies Inc.*	53,700	1,707,123
WMS Industries Inc.*	21,700	611,506
		2,318,629
COAL & CONSUMABLE FUELS-1.8%
Consol Energy Inc.	19,200	1,428,288

Massey Energy Co.	23,600	1,752,300
Peabody Energy Corp.	19,800	1,339,470
		4,520,058
COMMODITY CHEMICALS-.9%
Celanese Corp.	57,800	2,227,034

COMMUNICATIONS EQUIPMENT-5.8%
Brocade Communications Systems Inc.*	223,000	1,505,250
Nice Systems Ltd.*#	96,000	2,837,760
QUALCOMM Inc.	11,200	619,808
Research In Motion Ltd.*	63,600	7,811,352
Sonus Networks Inc.*	397,900	1,444,377
TomTom NV*	17,300	390,106
		14,608,653

COMPUTER HARDWARE-2.0%
Apple Inc.*	22,400	3,560,480
NCR Corp.*	55,720	1,496,639
		5,057,119
COMPUTER STORAGE & PERIPHERALS-.4%
NetApp Inc.*	40,000	1,022,000

CONSTRUCTION & ENGINEERING-.1%
Chicago Bridge & Iron Co., NV	7,700	252,329

DIVERSIFIED METALS & MINING-2.5%
Freeport-McMoRan Copper & Gold Inc.	40,100	3,879,675
Thompson Creek Metals Co., Inc.*	152,000	2,590,080
		6,469,755
DRUG RETAIL-1.7%
CVS/Caremark Corp.	115,400	4,212,100

ELECTRICAL COMPONENTS & EQUIPMENT-1.3%
First Solar Inc.*	1,750	498,943
JA Solar Holdings Co., Ltd.*#	190,480	2,889,582
		3,388,525
ELECTRONIC EQUIPMENT MANUFACTURERS-.1%
Dolby Laboratories Inc., Cl. A*	6,000	244,140

FERTILIZERS & AGRICULTURAL CHEMICALS-1.1%
Mosaic Co.,/The	11,800	1,501,078
Potash Corp. of Saskatchewan	6,700	1,368,609
		2,869,687

FOOTWEAR-1.3%
Deckers Outdoor Corp.*	19,800	2,237,598
Iconix Brand Group Inc.*	82,900	994,800
		3,232,398
GOLD-.2%
Yamana Gold Inc.	41,300	510,881

HEALTH CARE DISTRIBUTORS-1.3%
Cardinal Health Inc.	60,200	3,234,546

HEALTH CARE EQUIPMENT-2.8%
Baxter International Inc.	21,300	1,461,393
Hologic Inc.*	117,000	2,160,990
Thoratec Corp.*	74,600	1,399,496
Varian Medical Systems Inc.*	34,800	2,088,000
		7,109,879
HEALTH CARE FACILITIES-.8%
Community Health Systems Inc.*	60,400	1,991,992

HEALTH CARE SERVICES-2.1%
Quest Diagnostics Inc.	43,000	2,285,880
Inverness Medical Innovations Inc.*	89,061	3,002,246
		5,288,126
HOME ENTERTAINMENT SOFTWARE-1.4%
Nintendo Co., Ltd.#	58,200	3,540,411

HOMEBUILDING-.2%
Brascan Residential Properties SA*	79,500	379,489

INDUSTRIAL CONGLOMERATES-.1%
McDermott International Inc.*	4,300	204,981

INDUSTRIAL MACHINERY-1.0%
ITT Corp.	36,600	2,450,736

INTEGRATED OIL & GAS-1.7%
ConocoPhillips	52,400	4,276,888

INTEGRATED TELECOMMUNICATION SERVICES-.8%
AT&T Inc.	66,400	2,045,784

INTERNET RETAIL-.8%
IAC/InterActiveCorp.*	109,100	1,904,886

INTERNET SOFTWARE & SERVICES-4.3%
eBay Inc.*	79,600	2,003,532
Google Inc., Cl. A*	5,800	2,747,750

GSI Commerce Inc.*	1,700	25,908
Netease.com*#	148,500	3,370,950
Sina Corp.*	59,300	2,682,139
		10,830,279
INVESTMENT BANKING & BROKERAGE-2.5%
Merrill Lynch & Co., Inc.	113,700	3,030,105
Morgan Stanley	84,000	3,316,320
		6,346,425
IT CONSULTING & OTHER SERVICES-1.8%
Cognizant Technology Solutions Corp., Cl. A*	128,600	3,609,802
Satyam Computer Services Ltd.#	39,900	851,466
		4,461,268
MANAGED HEALTH CARE-.2%
Aetna Inc.	6,100	250,161
WellPoint Inc.*	3,900	204,555
		454,716
METAL & GLASS CONTAINERS-1.9%
Ball Corp.	18,400	820,272
Owens-Illinois Inc.*	92,000	3,886,080
		4,706,352
OIL & GAS DRILLING-3.3%
Rowan Cos., Inc.	122,200	4,863,560
Transocean Inc.*	25,148	3,420,882
		8,284,442
OIL & GAS EQUIPMENT & SERVICES-2.1%
Baker Hughes Inc.	13,400	1,110,994
Exterran Holdings Inc.*	10,600	598,264
National Oilwell Varco Inc.*	9,000	707,670
Weatherford International Ltd.*	73,700	2,780,701
		5,197,629
OIL & GAS EXPLORATION & PRODUCTION-3.0%
Atlas Energy Resources LLC	15,900	564,132
Cabot Oil & Gas Corp.	29,100	1,280,691
Newfield Exploration Co.*	59,200	2,899,616
Pacific Rubiales Energy Corp.*	74,500	748,959
Petrobank Energy & Resources Ltd.*	10,700	429,857
Whiting Petroleum Corp.*	17,700	1,657,959
		7,581,214
OIL & GAS REFINING & MARKETING-.7%
Valero Energy Corp.	54,600	1,824,186

OTHER DIVERSIFIED FINANCIAL SERVICES-.4%
Bovespa Holding SA*	73,950	933,931

PHARMACEUTICALS-4.4%
Abbott Laboratories	130,900	7,374,906
Merck & Co., Inc.	42,400	1,394,960
Mylan Inc.*	137,600	1,784,672
Schering-Plough Corp.	26,400	556,512
		11,111,050
PUBLISHING-.5%
McGraw-Hill Cos., Inc.,/The	34,500	1,403,115

SEMICONDUCTOR EQUIPMENT-1.5%
MEMC Electronic Materials Inc.*	39,200	1,811,432
Tessera Technologies Inc.*	115,355	2,009,484
		3,820,916
SEMICONDUCTORS-1.9%
Broadcom Corp., Cl. A*	63,200	1,535,128
Intel Corp.	60,300	1,338,057
Skyworks Solutions Inc.*	210,800	1,994,168
		4,867,353
SOFT DRINKS-.4%
Coca-Cola Co.,/The	19,200	988,800

SPECIALIZED FINANCE-1.8%
CME Group Inc.	5,000	1,800,650
Nymex Holdings Inc.	16,900	1,385,462
NYSE Euronext	27,200	1,284,928
		4,471,040
SYSTEMS SOFTWARE-3.6%
Microsoft Corp.	354,000	9,104,880

TOBACCO-3.7%
Philip Morris International Inc.	179,100	9,250,515

WIRELESS TELECOMMUNICATION SERVICES-.5%
NII Holdings Inc., Cl. B*	25,200	1,377,432

TOTAL COMMON STOCKS
(Cost $248,142,798)		225,449,038

PREFERRED STOCKS-.1%

INVESTMENT BANKING & BROKERAGE
Merrill Lynch & Co., Inc., 8.625%, Pfd. (Cost $128,750)	5,150	105,833

PURCHASE AGREEMENTS-.8%

OIL & GAS EXPLORATION & PRODUCTION
Concho Resources Inc.*(b) (Cost $2,008,337)	66,700	2,075,204

	PRINCIPAL
	AMOUNTS
CONVERTIBLE CORPORATE BONDS-.3%

ELECTRICAL COMPONENTS & EQUIPMENT
JA Solar Holdings Co., Ltd., 4.50%, 5/15/13 (Cost $1,000,000)	$1,000,000	815,000

SHORT-TERM INVESTMENTS-11.1%

TIME DEPOSITS
Branch Bank & Trust Grand Cayman, 1.68%, 8/1/08	10,100,000	10,100,000
Bank of America London, 1.68%, 8/1/08	10,100,000	10,100,000
JP Morgan Chase London, 1.68%, 8/1/08	7,718,306	7,718,306

TOTAL TIME DEPOSITS (Cost $27,918,306)		27,918,306

Total Investments (Cost $279,198,191)(a)	101.7%	256,363,381
Liabilities in Excess of Other Assets	(1.7)	(4,250,214)
Net Assets	100.0%	$252,113,167

*  Non-income producing security.

#  American Depositary Trust.

(a) At July 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $279,198,191 amounted to $22,834,810 which consisted of aggregate gross unrealized appreciation of $7,070,307 and aggregate gross unrealized depreciation of $29,905,117.

(b) Resale of the security is restricted. Security was acquired on 6/4/08 for a cost of $2,008,337.

See Notes to Financial Statements.

THE SPECTRA FUNDS

SPECTRA GREEN FUND

Schedule of Investments (Unaudited)

July 31, 2008

	SHARES	VALUE
COMMON STOCKS-90.1%

AEROSPACE & DEFENSE-2.1%
Boeing Co.	5,170	$315,939
General Dynamics Corp.	3,655	325,807
		641,746
AIR FREIGHT & LOGISTICS-2.4%
CH Robinson Worldwide Inc.	4,440	214,008
FedEx Corp.	2,720	214,445
United Parcel Service Inc.	4,765	300,576
		729,029
APPAREL ACCESSORIES & LUXURY GOODS-2.0%
American Apparel Inc.*	26,570	156,232
Gildan Activewear Inc.*	17,565	443,165
		599,397
APPLICATION SOFTWARE-2.5%
Ansys Inc.*	5,805	266,333
Salesforce.com Inc.*	3,185	203,171
Solera Holdings Inc.*	10,430	302,366
		771,870
ASSET MANAGEMENT & CUSTODY BANKS-1.2%
Affiliated Managers Group Inc.*	1,665	143,856
BlackRock Inc.	1,010	218,877
		362,733
BIOTECHNOLOGY-4.3%
Amgen Inc.*	2,415	151,251
Genentech Inc.*	4,165	396,716
Gilead Sciences Inc.*	4,545	245,339
Metabolix Inc.*	27,440	343,274
United Therapeutics Corp.*	1,495	169,518
		1,306,098
COMMODITY CHEMICALS-.8%
Celanese Corp.	6,585	253,720

COMMUNICATIONS EQUIPMENT-3.2%
Brocade Communications Systems Inc.*	25,615	172,901

Cisco Systems Inc.*	23,110	508,189
Nokia OYJ#	10,800	295,056
		976,146
COMPUTER HARDWARE-4.1%
Apple Inc.*	3,825	607,984
Hewlett-Packard Co.	7,700	344,960
International Business Machines Corp.	2,465	315,471
		1,268,415
COMPUTER STORAGE & PERIPHERALS-.9%
EMC Corp.*	18,745	281,362

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-2.7%
Cummins Inc.	6,305	418,274
Deere & Co.	6,030	423,065
		841,339
CONSUMER ELECTRONICS-1.7%
Garmin Ltd.*	5,030	179,420
Sony Corp.#	8,645	325,657
		505,077
DATA PROCESSING & OUTSOURCED SERVICES-.6%
Visa Inc.	2,500	182,650

DISTRIBUTORS-1.0%
LKQ Corp.*	14,575	298,788

ELECTRICAL COMPONENTS & EQUIPMENT-3.9%
Ametek Inc.	5,430	259,880
Canadian Solar Inc.*	8,000	230,160
First Solar Inc.*	640	182,470
JA Solar Holdings Co., Ltd.*#	19,365	293,767
Yingli Green Energy Holding Co., Ltd.*#	13,535	228,200
		1,194,477
ENVIRONMENTAL & FACILITIES SERVICES-3.3%
Covanta Holding Corp.*	11,640	327,550
EnergySolutions Inc.	15,495	317,802
Tetra Tech Inc.*	12,695	364,727
		1,010,079
FERTILIZERS & AGRICULTURAL CHEMICALS-.9%
Potash Corp. of Saskatchewan	1,335	272,700

FOOD RETAIL-.7%
Whole Foods Market Inc.	9,475	210,061

FOOTWEAR-3.4%
Deckers Outdoor Corp.*	6,240	705,182
Iconix Brand Group Inc.*	27,000	324,000
		1,029,182
HEALTH CARE EQUIPMENT-2.0%
Boston Scientific Corp.*	12,205	145,117
Hologic Inc.*	14,110	260,612
Zimmer Holdings Inc.*	3,190	219,823
		625,552
HEALTH CARE SUPPLIES-.5%
Inverness Medical Innovations Inc.*	4,610	155,403

HEAVY ELECTRICAL EQUIPMENT-1.8%
A-Power Energy Generation Systems Ltd.*	12,280	305,772
Vestas Wind Systems A/S*	1,850	241,329
		547,101
HOME ENTERTAINMENT SOFTWARE-.9%
Electronic Arts Inc.*	6,415	277,000

HOUSEHOLD PRODUCTS-1.0%
Procter & Gamble Co.	4,734	309,982

HYPERMARKETS & SUPER CENTERS-1.3%
Wal-Mart Stores Inc.	6,855	401,840

INDUSTRIAL CONGLOMERATES-1.0%
General Electric Co.	11,285	319,253

INDUSTRIAL GASES-1.5%
Praxair Inc.	4,735	443,812

INTEGRATED OIL & GAS-2.4%
BP PLC#	5,685	349,286
ConocoPhillips	3,680	300,362
Hess Corp.	960	97,344
		746,992
INTERNET RETAIL-.6%
Amazon.com Inc.*	2,560	195,430

INTERNET SOFTWARE & SERVICES-7.2%
eBay Inc.*	15,205	382,710

Google Inc.*	1,550	734,313
GSI Commerce Inc.*	25,285	385,343
Netease.com.*#	14,885	337,890
Sina Corp.*	7,740	350,080
		2,190,336
INVESTMENT BANKING & BROKERAGE-2.6%
Goldman Sachs Group Inc.,/The	1,665	306,427
Merrill Lynch & Co., Inc.	9,125	243,181
Morgan Stanley	5,995	236,683
		786,291
IT CONSULTING & OTHER SERVICES-1.8%
Accenture Ltd.	5,545	231,559
Satyam Computer Services Ltd.#	14,290	304,949
		536,508
MANAGED HEALTH CARE-.5%
WellPoint Inc.*	2,915	152,892

MARINE PORTS & SERVICES-.9%
Aegean Marine Petroleum Network Inc.	7,785	281,817

METAL & GLASS CONTAINERS-.6%
Owens-Illinois Inc.*	4,480	189,235

OIL & GAS EQUIPMENT & SERVICES-2.1%
Cameron International Corp.*	5,855	279,635
Schlumberger Ltd.	3,600	365,760
		645,395
OTHER DIVERSIFIED FINANCIAL SERVICES-.3%
Bank of America Corp.	2,800	92,120

PHARMACEUTICALS-2.9%
Abbott Laboratories	5,765	324,800
Johnson & Johnson	5,265	360,495
Merck & Co., Inc.	5,990	197,071
		882,366
REAL ESTATE MANAGEMENT & DEVELOPMENT-1.1%
Brookfield Asset Management Inc.	9,860	331,493

RESTAURANTS-1.2%
Starbucks Corp.*	24,160	354,910

SEMICONDUCTOR EQUIPMENT-.8%
MEMC Electronic Materials Inc.*	5,110	236,132

SEMICONDUCTORS-2.6%
Atheros Communications Inc.*	6,645	205,995
Cree Inc.*	8,005	155,297
Intel Corp.	20,020	444,244
		805,536
SOFT DRINKS-1.8%
Coca-Cola Co.,/The	7,120	366,680
Hansen Natural Corp.*	8,920	203,911
		570,591
SPECIALIZED FINANCE-.8%
Nymex Holdings Inc.	2,955	242,252

SPECIALTY CHEMICALS-3.6%
Flotek Industries Inc.*	43,730	803,757
Rockwood Holdings Inc.*	7,995	305,009
		1,108,766
SYSTEMS SOFTWARE-4.6%
Microsoft Corp.	39,970	1,028,028
Oracle Corp.*	17,720	381,512
		1,409,540
TOTAL COMON STOCKS (Cost $29,070,085)		27,573,414

	PRINCIPAL
	AMOUNT
CONVERTIBLE CORPORATE BONDS—1.1%

ELECTRICAL COMPONENTS & EQUIPMENT
Energy Conversion Devices Inc., 3.00%, 6/15/13	$150,000	149,062
JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	225,000	183,375

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $375,000)		332,437

SHORT-TERM INVESTMENTS-8.3%

TIME DEPOSITS
Bank of America London, 1.68%, 8/1/08	1,100,000	1,100,000
JP Morgan Chase London, 1.68%, 8/1/08	1,100,000	1,100,000
Wells Fargo Grand Cayman, 1.68%, 8/1/08	346,409	346,409

TOTAL TIME DEPOSITS (Cost $2,546,409)		2,546,409

Total Investments (Cost $31,991,494)(a)	99.5%	30,452,260
Assets in Excess of Other Liabilities	0.5	163,121
Net Assets	100.0%	$30,615,381

*   Non-income producing securities.

#   American Depositary Receipts.

(a) At July 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $31,991,494 amounted to $1,539,234 which consisted of aggregate gross unrealized appreciation of $1,320,672 and aggregate gross unrealized depreciation of $2,859,906.

SEE NOTES TO FINANCIAL STATEMENTS

THE SPECTRA FUNDS

SPECTRA ALCHEMY FUND

Schedule of Investments (Unaudited)

July 31, 2008

	SHARES	VALUE
COMMON STOCKS-87.9%

AEROSPACE & DEFENSE-2.0%
BE Aerospace Inc.*	1,792	$46,019

APPAREL ACCESSORIES & LUXURY GOODS-1.5%
Fossil Inc.*	492	13,176
Gildan Activewear Inc.*	800	20,184
		33,360
APPAREL RETAIL-3.7%
Abercrombie & Fitch Co.	270	14,909
Citi Trends Inc.*	470	10,871
Urban Outfitters Inc.*	1,738	57,371
		83,151
APPLICATION SOFTWARE-4.2%
Autodesk Inc.*	993	31,667
Net 1 UEPS Technologies Inc.*	828	19,524
Salesforce.com Inc.*	599	38,210
Synchronoss Technologies Inc.*	461	5,403
		94,804
ASSET MANAGEMENT & CUSTODY BANKS-1.8%
Affiliated Managers Group Inc.*	292	25,229
AllianceBernstein Holding LP	327	16,988
		42,217
BIOTECHNOLOGY-8.8%
Alexion Pharmaceuticals Inc.*	136	12,750
Celgene Corp.*	584	44,086
Genentech Inc.*	483	46,006
ImClone Systems Inc.*	1,101	70,387
United Therapeutics Corp.*	222	25,173
		198,402
BROADCASTING & CABLE TV-.6%
Discovery Holding Co.*	684	13,598

CASINOS & GAMING-3.5%
Bally Technologies Inc.*	1,431	45,491

WMS Industries Inc.*	398	11,216
Wynn Resorts Ltd.	222	21,641
		78,348
COMMUNICATIONS EQUIPMENT-3.0%
Polycom Inc.*	930	21,948
Research In Motion Ltd.*	298	36,600
Sonus Networks Inc.*	2,414	8,763
		67,311
COMPUTER HARDWARE-3.2%
Apple Inc.*	234	37,194
Hewlett-Packard Co.	780	34,944
		72,138
COMPUTER STORAGE & PERIPHERALS-.3%
NetApp Inc.*	226	5,774

CONSTRUCTION & ENGINEERING-1.8%
Chicago Bridge & Iron Co., NV	1,217	39,881

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-6.8%
Bucyrus International Inc.	1,100	77,011
Cummins Inc.	830	55,062
Manitowoc Co., Inc.,/The	823	21,694
		153,767
CONSUMER ELECTRONICS-.8%
Sony Corp.#	450	16,952

DATA PROCESSING & OUTSOURCED SERVICES-.8%
Alliance Data Systems Corp.*	278	17,834

DISTILLERS & VINTNERS-1.4%
Central European Distribution Corp.*	435	31,738

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-1.1%
Geo Group Inc., /The*	1,028	24,713

DIVERSIFIED METALS & MINING-.8%
Cia Vale do Rio Doce#	600	18,018

ELECTRICAL COMPONENTS & EQUIPMENT-1.1%
JA Solar Holdings Co., Ltd.*#	1,619	24,560

ELECTRONIC EQUIPMENT MANUFACTURERS-.2%
Dolby Laboratories Inc.*	120	4,883

FOOD RETAIL-1.0%
Whole Foods Market Inc.	1,039	23,035

FOOTWEAR-2.6%
Deckers Outdoor Corp.*	356	40,232
Iconix Brand Group Inc.*	1,520	18,240
		58,472
HEALTH CARE EQUIPMENT-3.3%
Boston Scientific Corp.*	2,163	25,718
St. Jude Medical Inc.*	500	23,290
Zimmer Holdings Inc.*	360	24,808
		73,816
HEALTH CARE FACILITIES-1.9%
Community Health Systems Inc.*	500	16,490
Tenet Healthcare Corp.*	500	2,895
Universal Health Services Inc.	400	24,248
		43,633
HEALTH CARE SUPPLIES-.1%
Inverness Medical Innovations Inc.*	59	1,989

HOME ENTERTAINMENT SOFTWARE-1.8%
THQ Inc.*	2,630	39,923

HOUSEWARES & SPECIALTIES-1.0%
Tupperware Brands Corp.	599	23,361

INDUSTRIAL CONGLOMERATES-.6%
McDermott International Inc.*	275	13,109

INDUSTRIAL MACHINERY-.6%
Clarcor Inc.	378	14,561

INTERNET RETAIL-.5%
Expedia Inc.*	562	10,998

INTERNET SOFTWARE & SERVICES-2.9%
eBay Inc.*	213	5,361
GSI Commerce Inc.*	1,867	28,453
Limelight Networks Inc.*	1,565	5,556
Netease.com*#	710	16,117
VistaPrint Ltd.*	384	9,896
		65,383

IT CONSULTING & OTHER SERVICES-.8%
Cognizant Technology Solutions Corp.*	671	18,835

LIFE & HEALTH INSURANCE-1.2%
Aflac Inc.	470	26,137

LIFE SCIENCES TOOLS & SERVICES-.4%
Parexel International Corp.*	300	8,769

MANAGED HEALTH CARE-.5%
Aetna Inc.	250	10,253

METAL & GLASS CONTAINERS-.4%
Silgan Holdings Inc.	176	9,295

MOVIES & ENTERTAINMENT-.6%
Viacom Inc.*	520	14,523

OIL & GAS DRILLING-1.1%
Nabors Industries Ltd.*	651	23,735

OIL & GAS EQUIPMENT & SERVICES-1.6%
Cameron International Corp.*	402	19,200
National Oilwell Varco Inc.*	221	17,377
		36,577
OIL & GAS EXPLORATION & PRODUCTION-2.3%
Concho Resources Inc.*	516	16,899
Denbury Resources Inc.*	600	16,884
Devon Energy Corp.	200	18,978
		52,761
PHARMACEUTICALS-3.5%
Barr Pharmaceuticals Inc.*	185	12,206
Optimer Pharmaceuticals Inc.*	1,452	12,226
Pozen Inc.*	969	11,802
Schering-Plough Corp.	2,058	43,383
		79,617
RESTAURANTS-.5%
Starbucks Corp.*	810	11,898

SEMICONDUCTOR EQUIPMENT-1.3%
Lam Research Corp.*	489	16,083
MEMC Electronic Materials Inc.*	261	12,061
		28,144

SEMICONDUCTORS-1.7%
Atheros Communications Inc.*	696	21,576
ON Semiconductor Corp.*	1,788	16,789
		38,365
SOFT DRINKS-.5%
Hansen Natural Corp.*	446	10,195

SPECIALIZED FINANCE-2.7%
CME Group Inc.	68	24,489
Nymex Holdings Inc.	99	8,116
NYSE Euronext	600	28,344
		60,949
THRIFTS & MORTGAGE FINANCE-1.7%
Brookline Bancorp Inc.	1,770	17,258
People’s United Financial Inc.	1,201	20,393
		37,651
TOBACCO-1.8%
Altria Group Inc.	728	14,815
Philip Morris International Inc.	477	24,637
		39,452
WIRELESS TELECOMMUNICATION SERVICES-1.6%
SBA Communications Corp.*	922	34,935
TOTAL COMMON STOCKS (Cost $1,913,188)		1,977,839

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS-13.9%

TIME DEPOSITS
Brown Brothers Harriman Cayman, 1.68%, 8/1/08	$37,407	37,407
Branch Bank & Trust Grand Cayman, 1.68%, 8/1/08	91,700	91,700
Bank of America London, 1.68%, 8/1/08	91,700	91,700
JP Morgan Chase London, 1.68%, 8/1/08	91,700	91,700

TOTAL SHORT-TERM INVESTMENTS (Cost $312,507)		312,507

Total Investments (Cost $2,225,695)(a)	101.8%	2,290,346
Liabilities in Excess of Other Assets	(1.8)	(39,446)
Net Assets	100.0%	$2,250,900

*    Non-income producing securities.

#    American Depositary Trust

(a) At July 31, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,225,695 amounted to $64,651 which consisted of aggregate gross unrealized appreciation of $238,446 and aggregate gross unrealized depreciation of $173,795.

See Notes to Financial Statements

THE SPECTRA FUNDS

INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (Unaudited)

July 31, 2008

	SHARES	VALUE
COMMON STOCKS - 90.3%

AUSTRALIA—3.6%

BIOTECHNOLOGY—.4%
CSL Ltd.	422	$13,630

DIVERSIFIED BANKS—.5%
Commonwealth Bank of Australia	406	15,039

DIVERSIFIED METALS & MINING–1.7%
BHP Billiton Ltd.	877	32,689
Rio Tinto Ltd.	192	22,450
		55,139
FOOD RETAIL–.2%
Woolworths Ltd.	260	6,125

STEEL—.8%
Fortescue Metals Group Ltd.*	3,403	27,343

TOTAL AUSTRALIA (Cost $124,865)		117,276

BELGIUM—1.1%

BREWERS—.2%
InBev NV	113	7,576

INTEGRATED TELECOMMUNICATION SERVICES—.9%
Belgacom SA	746	29,349

TOTAL BELGIUM (Cost $42,982)		36,925

BERMUDA—2.5%

INVESTMENT BANKING & BROKERAGE—2.5%
Lazard Ltd., Cl A	2,022	82,518

TOTAL BERMUDA (Cost $94,155)		82,518

BRAZIL—6.0%

AGRICULTURAL COMMODITIES—.5%
Cosan Ltd.*	1,208	15,837

DIVERSIFIED METALS & MINING—2.6%
Cia Vale do Rio Doce#	2,843	85,375

INTEGRATED OIL & GAS—2.5%
Petroleo Brasileiro SA#	1,462	81,740

OTHER DIVERSIFIED FINANCIAL SERVICES—.4%
Bovespa Holding SA*	962	12,149

TOTAL BRAZIL (Cost $114,159)		195,101

BRITAIN—8.5%

BROADCASTING & CABLE TV—.2%
British Sky Broadcasting Group PLC	557	4,989

COMPUTER & ELECTRONICS RETAIL—.6%
Game Group PlC*	4,196	21,221

DIVERSIFIED METALS & MINING—1.1%
Antofagasta PLC	395	4,483
Kazakhmys PLC	1,129	33,212
		37,695
DIVERSIFIED METALS & MINING—1.0%
Vedanta Resources PLC	803	31,733

HEALTH CARE EQUIPMENT—1.7%
Smith & Nephew PLC	5,398	57,606

HOUSEHOLD PRODUCTS–.5%
Reckitt Benckiser Group PLC	308	16,782

INTEGRATED OIL & GAS—3.0%
BG Group PLC	1,495	33,766
BP PLC	6,443	66,086
		99,852

RETAIL REITS—.2%
Land Securities Group PLC	301	7,654

TOBACCO—.2%
British American Tobacco PLC	194	6,997

TOTAL BRITAIN (Cost $319,785)		284,529

CANADA—2.7%

COAL & CONSUMABLE FUELS—.6%
Uranium One Inc.*	5,498	19,621

COMMUNICATIONS EQUIPMENT—1.7%
Research In Motion Ltd.*	448	55,023

DIVERSIFIED METALS & MINING—.4%
Thompson Creek Metals Co., Inc.*	794	13,530

TOTAL CANADA (Cost $113,457)		88,174

CHINA—5.5%

AUTOMOBILE MANUFACTURERS—.2%
AviChina Industry & Technology Co.*	40,759	7,725

COAL—.2%
Hidili Industry International Development Ltd.	5,578	8,272

CONSTRUCTION & ENGINEERING—.4%
China Communications Construction Co., Ltd.	7,074	13,180

DIVERSIFIED BANKS—.6%
China Construction Bank Corp.	11,322	9,873
Industrial & Commercial Bank of China	12,826	9,591
		19,464
DRUG RETAIL—.3%
China Nepstar Chain Drugstore Ltd.#	1,417	11,024

ELECTRICAL COMPONENTS & EQUIPMENT—.5%
JA Solar Holdings Co., Ltd.*#	1,173	17,794

HOTELS RESORTS & CRUISE LINES—.5%
Ctrip.com International Ltd.#	344	15,511

INTEGRATED OIL & GAS—.3%
China Petroleum & Chemical Corp.	8,475	8,850

INTERNET SOFTWARE & SERVICES—1.7%
Netease.com*#	1,034	23,472
Sina Corp.*	712	32,204
		55,676
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—.2%
China Resources Power Holdings Co.	2,286	5,065

OIL & GAS EXPLORATION & PRODUCTION—.2%
CNOOC Ltd.	4,229	6,239

PACKAGED FOODS & MEATS—.2%
China Mengniu Dairy Co., Ltd.	2,115	6,201

STEEL—.2%
Maanshan Iron & Steel	12,525	7,723

TOTAL CHINA (Cost $180,937)		182,724

DENMARK—1.2%

HEAVY ELECTRICAL EQUIPMENT—1.2%
Vestas Wind Systems A/S*	309	40,309

TOTAL DENMARK (Cost $30,969)		40,309

FINLAND—2.3%

COMMUNICATIONS EQUIPMENT—2.3%
Nokia OYJ	2,856	77,967

TOTAL FINLAND (Cost $96,833)		77,967

FRANCE—5.2%

APPAREL ACCESSORIES & LUXURY GOODS—.2%
Hermes International	49	7,794

HOME ENTERTAINMENT SOFTWARE—1.3%
UBISOFT Entertainment*	455	44,793

INDUSTRIAL GASES—.2%
Air Liquide	53	6,936

INDUSTRIAL MACHINERY—1.9%
Vallourec	208	61,950

MULTI-UTILITIES—.7%
Veolia Environnement	455	24,152

SEISMIC DATA COLLECTION—.9%
Cie Generale de Geophysique-Veritas*	773	30,222

TOTAL FRANCE (Cost $173,672)		175,847

GERMANY—7.9%

AUTOMOBILE MANUFACTURERS—1.5%
Porsche Automobil Holding SE	326	48,873

DIVERSIFIED CHEMICALS—4.0%
BASF SE	499	31,594
Bayer AG	1,175	101,147
		132,741
HOUSEHOLD PRODUCTS—.6%
Henkel AG & Co., KGaA*	549	21,042

INDUSTRIAL GASES—.2%
Linde AG	56	7,745

MULTI-UTILITIES—.3%
RWE AG	96	11,490

PHARMACEUTICALS—1.0%
Merck KGAA*	267	32,268

STEEL—.3%
ThyssenKrupp AG	162	9,016

TOTAL GERMANY
(Cost $260,199)		263,175

GREECE—1.4%

MARINE PORTS & SERVICES—.8%
Aegean Marine Petroleum Network Inc.	715	25,883

SOFT DRINKS—.6%
Coca Cola Hellenic Bottling Co., SA*	872	21,382

TOTAL GREECE (Cost $66,697)		47,265

HONG KONG—1.8%

GAS UTILITIES—.2%
Hong Kong & China Gas Co., Ltd.	3,253	7,158

REAL ESTATE MANAGEMENT & DEVELOPMENT—.4%
Cheung Kong Holdings Ltd.	485	6,785
Cheung Kong Infrastructure Holdings Ltd.	1,282	5,635
		12,420
SPECIALIZED FINANCE—.9%
Hong Kong Exchanges and Clearing Ltd.	1,956	28,799

WIRELESS TELECOMMUNICATION SERVICES—.3%
China Mobile Ltd.	649	8,670

TOTAL HONG KONG (Cost $47,039)		57,047

INDIA—2.5%

DIVERSIFIED BANKS—.3%
ICICI Bank Ltd.#	302	8,942

IT CONSULTING & OTHER SERVICES—2.2%
Infosys Technologies Ltd.#	717	28,243
Satyam Computer Services Ltd.#	2,200	46,948
		75,191
TOTAL INDIA (Cost $100,909)		84,133

IRELAND—.7%

LIFE SCIENCES TOOLS & SERVICES—.7%
Icon PLC*#	277	22,254

TOTAL IRELAND (Cost $17,748)		22,254

ISRAEL—7.5%

COMMUNICATIONS EQUIPMENT—2.7%
Ceragon Networks Ltd.*	4,172	32,834
Nice Systems Ltd.*#	1,896	56,046
		88,880
IT CONSULTING & OTHER SERVICES—1.5%
Ness Technologies Inc.*	4,100	50,717

PHARMACEUTICALS—2.0%
Teva Pharmaceutical Industries Ltd.#	1,502	67,350

TECHNOLOGY DISTRIBUTORS—1.3%
Mellanox Technologies Ltd.*	3,412	43,639

TOTAL ISRAEL (Cost $262,000)		250,586

ITALY—.5%

AUTOMOBILE MANUFACTURERS—.5%
Fiat SpA	956	16,362

TOTAL ITALY (Cost $27,462)		16,362

JAPAN—9.2%

BREWERS—.2%
Kirin Holdings Co., Ltd.	495	7,549

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—.4%
Komatsu Ltd.	552	13,683

CONSUMER ELECTRONICS—2.0%
Sony Corp.	1,736	65,526

ELECTRONIC EQUIPMENT MANUFACTURERS—.4%
Kyocera Corp.	157	13,497

HEAVY ELECTRICAL EQUIPMENT—.7%
Mitsubishi Electric Corp.	2,285	22,478

HOME ENTERTAINMENT SOFTWARE—2.4%
Nintendo Co., Ltd.	168	81,360

INTERNET SOFTWARE & SERVICES—.2%
Yahoo! Japan Corp.	14	5,298

PHARMACEUTICALS—1.0%
Astellas Pharma Inc.	333	14,412
Takeda Pharmaceutical Co., Ltd.*	387	20,509
		34,921
RAILROADS—.2%
East Japan Railway Co.*	1	7,808

STEEL—.3%
Sumitomo Metal Industries Ltd.*	1,989	9,551

TRADING COMPANIES & DISTRIBUTORS—.7%
ITOCHU Corp.	1,606	15,930
Marubeni Corp.	814	5,919
		21,849
WIRELESS TELECOMMUNICATION SERVICES—.7%
Softbank Corp.	1,341	24,502

TOTAL JAPAN (Cost $308,831)		308,022

NETHERLANDS—6.4%

BREWERS—1.3%
Heineken NV	924	42,945

COMMUNICATIONS EQUIPMENT—.6%
TomTom NV*	905	20,407

CONSTRUCTION & ENGINEERING—1.5%
Chicago Bridge & Iron Co., NV	1,557	51,023

CONSUMER ELECTRONICS—1.3%
Koninklijke Philips Electronics NV	1,258	41,941

DIVERSIFIED CHEMICALS—.1%
Akzo Nobel NV	75	4,290

FOOD RETAIL—.4%
Koninklijke Ahold NV	1,148	13,065

INTEGRATED TELECOMMUNICATION SERVICES—.3%
KONINKLIJKE KPN NV	643	11,197

SEMICONDUCTORS—.9%
ASML Holding NV	1,223	27,984

TOTAL NETHERLANDS (Cost $271,667)		212,852

NORWAY—2.9%

OIL & GAS EQUIPMENT & SERVICES—2.9%
Acergy SA	2,274	37,951
Norsk Hydro ASA	4,817	60,109
		98,060
TOTAL NORWAY (Cost $116,918)		98,060

PORTUGAL—1.2%

INTEGRATED TELECOMMUNICATION SERVICES—1.2%
Portugal Telecom SGPS SA	3,627	39,789

TOTAL PORTUGAL (Cost $45,873)		39,789

SOUTH AFRICA—1.8%

APPLICATION SOFTWARE—1.8%
Net 1 UEPS Technologies Inc.*	2,463	58,078

TOTAL SOUTH AFRICA (Cost $64,647)		58,078

SWEDEN—.3%

INDUSTRIAL MACHINERY—.3%
Sandvik AB	848	11,085

TOTAL SWEDEN (Cost $16,440)		11,085

SWITZERLAND—4.0%

DIVERSIFIED CAPITAL MARKETS—.7%
UBS AG*	1,261	24,190

HEALTH CARE EQUIPMENT—.2%
Synthes Inc.*	56	7,739

HEAVY ELECTRICAL EQUIPMENT—.6%
ABB Ltd.*	731	19,153

PHARMACEUTICALS—2.2%
Novartis AG	1,208	71,673

SEMICONDUCTORS—.3%
STMicroelectronics NV	985	10,899

TOTAL SWITZERLAND (Cost $183,674)		133,654

TAIWAN—.8%

COMPUTER STORAGE & PERIPHERALS—.3%
Asustek Computer Inc.*	3,921	10,206

SEMICONDUCTORS—.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,514	8,155

STEEL—.2%
China Steel Corp.*	4,473	6,372

TOTAL TAIWAN (Cost $27,723)		24,733

UNITED STATES—2.8%

DISTILLERS & VINTNERS—2.8%
Central European Distribution Corp.*	1,278	93,243

TOTAL UNITED STATES (Cost $68,152)		93,243

TOTAL COMMON STOCKS (Cost $3,177,847)		3,001,708

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS - .9%

TIME DEPOSITS
Brown Brothers Harriman Cayman, 1.68%, 8/1/08	$97,937	97,937
Branch Bank & Trust Grand Cayman, 1.68%, 8/1/08	100,000	100,000
Bank of America London, 1.68%, 8/1/08	100,000	100,000

TOTAL SHORT-TERM INVESTMENTS (Cost $297,937)		297,937

Total Investments (Cost $3,475,784) (a)	99.3%	3,299,645
Other Assets in Excess of Liabilities	0.7	24,786
Net Assets	100.0%	$3,324,431

*	Non-income producing securities.
#	American Depositary Receipts.
(a)

At July 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $3,475,784 amounted to $176,139 which consisted of aggregate gross unrealized appreciation of $350,145 and aggregate gross unrealized depreciation of $526,284.

See Notes to Financial Statements

THE SPECTRA FUNDS

SPECTRA TECHNOLOGY FUND

Schedule of Investments (Unaudited)

July 31, 2008

	SHARES	VALUE
COMMON STOCKS-90.1%

APPLICATION SOFTWARE-4.8%
Ansys Inc.*	140	$6,423
Autodesk Inc.*	185	5,900
TIBCO Software Inc.*	2,145	17,610
		29,933
BIOTECHNOLOGY-7.4%
Cepheid Inc.*	890	15,237
Metabolix Inc.*	2,465	30,837
		46,074
COMMUNICATIONS EQUIPMENT-6.6%
Cisco Systems Inc.*	1,040	22,870
Corning Inc.	550	11,006
Research In Motion Ltd.*	60	7,369
		41,245
COMPUTER HARDWARE-1.6%
Apple Inc.*	65	10,332

COMPUTER STORAGE & PERIPHERALS-3.1%
NetApp Inc.*	285	7,282
SanDisk Corp.*	860	12,126
		19,408
CONSUMER ELECTRONICS-2.3%
Sony Corp.#	370	13,938

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-1.4%
FTI Consulting Inc.*	125	8,895

ELECTRICAL COMPONENTS & EQUIPMENT-1.1%
JA Solar Holdings Co., Ltd.*#	445	6,751

HEALTH CARE EQUIPMENT-1.7%
Insulet Corp.*	770	10,742

HOME ENTERTAINMENT SOFTWARE-5.8%
Nintendo Co., Ltd.#	590	35,891

INTERNET RETAIL-4.5%
Expedia Inc.*	1,030	20,157
Shutterfly Inc.*	820	7,487
		27,644
INTERNET SOFTWARE & SERVICES-9.6%
eBay Inc.*	835	21,017
Google Inc.*	50	23,688
Interwoven Inc.*	1,040	14,643
		59,348
IT CONSULTING & OTHER SERVICES-9.8%
Cognizant Technology Solutions Corp.*	670	18,807
Ness Technologies Inc.*	1,315	16,267
Satyam Computer Services Ltd.#	780	16,645
Unisys Corp.*	2,365	8,727
		60,446
OIL & GAS EXPLORATION & PRODUCTION-4.2%
Linc Energy Ltd.*	8,220	25,883

SEMICONDUCTOR EQUIPMENT-5.5%
Lam Research Corp.*	565	18,583
MEMC Electronic Materials Inc.*	330	15,249
		33,832
SEMICONDUCTORS-11.7%
Atheros Communications Inc.*	345	10,695
Broadcom Corp.*	835	20,282
Intersil Corp.	700	16,891
Microsemi Corp.*	495	12,850
NVIDIA Corp.*	1,010	11,554
		72,272
SYSTEMS SOFTWARE-6.7%
Microsoft Corp.	1,615	41,537

TECHNOLOGY DISTRIBUTORS-1.2%
Mellanox Technologies Ltd.*	575	7,354

WIRELESS TELECOMMUNICATION SERVICES-1.1%
SBA Communications Corp.*	175	6,630

TOTAL COMMON STOCKS (Cost $584,037)		558,155

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS-7.4%

TIME DEPOSITS
Brown Brothers Harriman Cayman, 1.68%, 8/1/08 (Cost $45,861)	$45,861	45,861

Total Investments (Cost $629,898)(a)	97.5%	604,016
Other Assets in Excess of Liabilities	2.5	15,252
Net Assets	100.0%	$619,268

*	Non-income producing securities.
#	American Depositary Trust
(a)

At July 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $629,898 amounted to $25,882 which consisted of aggregate gross unrealized appreciation of $21,726 and aggregate gross unrealized depreciation of $47,608.

See Notes to Financial Statements.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Spectra Funds

By	/s/ Daniel C. Chung

Daniel C. Chung

President

Date: September 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Daniel C. Chung

Daniel C. Chung

President

Date: September 18, 2008

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 18, 2008